Segment Information (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenue recognition
Number of transportation systems service contracts contains annual system usage incentives			1
Sales related to annual system usage incentives	$ 13,200,000	$ 12,200,000
Restructuring costs primarily related to severance pay and related benefits	6,084,000		6,084,000
CDS
Revenue recognition
Restructuring costs primarily related to severance pay and related benefits	6,100,000
Change in estimated total costs
Revenue recognition
Increase (decrease) in operating profit	3,100,000	7,100,000	3,600,000	7,800,000	17,500,000	17,000,000	8,800,000	3,600,000
Increase (decrease) in net income	$ 2,500,000	$ 4,900,000	$ 3,100,000	$ 5,400,000
Increase (decrease) in net income per common share (in dollars per share)	$ 0.10	$ 0.19	$ 0.12	$ 0.20	$ 0.45	$ 0.43	$ 0.22	$ 0.10